Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2024
Personnel Expenses [Abstract]
Summary of Personnel Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€	€	€	€
Wages and salaries	(5,953,069)	(4,618,862)	(11,023,525)	(8,823,246)
Pension charges	(357,282)	(271,140)	(751,915)	(560,023)
Other social security charges	(660,711)	(371,658)	(1,245,426)	(814,788)
Share-based payments	(3,887,436)	(2,716,927)	(6,288,303)	(5,299,814)
	(10,858,498)	(7,978,587)	(19,309,169)	(15,497,871)